GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            COLI VUL-2 Series Account
                               Semi-Annual Report
                                   Form N-30D
                         File Nos. 333-70963, 811-09201


The information required to be contained in this report for the period ending June 30, 2002 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

American Century Variable Portfolios
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0000814680-02-000014

Dreyfus Stock Index Fund
File No. 811-05719
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0000846800-02000009

Dreyfus Variable Investment Fund
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0000813383-02-000017

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on August 29, 2002
Accession No. 0001056288-02-000522

Fidelity VIP Growth Portfolio - Service Class 2
File No. 811-03329
Form N-30D
Filed via EDGAR and accepted on August 20, 2002
Accession No. 0000356494-02-000018

Fidelity Variable Insurance Products II
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on August 20, 2002
Accession No. 0000831016-02-000020

INVESCO Variable Investment Funds
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0000912744-02-000011

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0001012709-02-001187

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0000356476-02-000044

Neuberger & Berman Advisers Management Trust Socially Responsive Portfolio File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on August 23, 2002
Accession No. 0000950136-02-002504

Neuberger & Berman Advisers Management Trust MidCap Growth Portfolio File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on August 23, 2002
Accession No. 0000950136-02-002501

Neuberger & Berman Advisers Management Trust Guardian Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on August 26, 2002
Accession No. 0000950136-02-002506

Neuberger & Berman Advisers Management Trust Partners Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on August 23, 2002
Accession No. 0000950136-02-002497